Fair Value Measurements - Schedule of Unrealized Gains (Losses) (Details) (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Adjusted Amortized Cost
Cash and cash equivalents	$ 349,820	$ 108,928	$ 120,672	$ 61,243
Certificate of deposit	50,000
Total cash, cash equivalents and short-term investment	399,820
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Value
Cash equivalents and cash equivalents, fair value	349,820	108,928
Total cash, and cash equivalents	50,000
Total cash, cash equivalents and short-term investment	399,820
Cash [Member]
Adjusted Amortized Cost
Cash and cash equivalents	19,035	12,247
Fair Value
Cash equivalents and cash equivalents, fair value	19,035	12,247
Money market funds
Adjusted Amortized Cost
Cash and cash equivalents	330,785	96,681
Fair Value
Cash equivalents and cash equivalents, fair value	330,785	$ 96,681
Certificate of deposit
Adjusted Amortized Cost
Certificate of deposit	50,000
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Value
Total cash, and cash equivalents	$ 50,000